NET INCOME (LOSS) PER SHARE	6 Months Ended
Jun. 30, 2013
NET INCOME (LOSS) PER SHARE [Abstract]
NET INCOME (LOSS) PER SHARE
NOTE 5:-	NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of the basic and diluted net income per share:

	Six months ended June 30,
	2013	2012
	Unaudited

Net income (loss)	$(1,175)	$383

Weighted average ordinary shares outstanding	10,994	10,382

Dilutive effect:
Warrants and Options	-	1,377

Diluted weighted average ordinary shares	10,994	11,759

Basic net income (loss) per share	$(0.11)	$0.04

Diluted net income (loss) per share	$(0.11)	$0.03